Financial instruments - Disclosure of nature and extent of risks arising from financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 56,111	$ 53,521	$ 62,151
Receivables	54	55
Accounts payable and accrued liabilities	(4,330)	(2,536)
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net exposure to foreign currency	300	100
C$ [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,614	2,615
Receivables	61	65
Accounts payable and accrued liabilities	(2,139)	(1,746)
Long-term incentive plan liabilities	(3,681)	(1,971)
Lease liabilities	(425)	(534)
Net exposure to foreign currency	(4,570)	(1,571)
ZAR [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	691	645
Receivables	0	0
Accounts payable and accrued liabilities	(402)	(379)
Long-term incentive plan liabilities	0	0
Lease liabilities	0	0
Net exposure to foreign currency	289	266
XOF [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	17,954	21,958
Receivables	0	0
Accounts payable and accrued liabilities	(36,830)	(26,088)
Long-term incentive plan liabilities	0	0
Lease liabilities	0	0
Net exposure to foreign currency	(18,876)	(4,130)
USD Equivalent [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,261	2,130
Receivables	45	51
Accounts payable and accrued liabilities	(1,662)	(1,439)
Long-term incentive plan liabilities	(2,716)	(1,547)
Lease liabilities	(314)	(419)
Net exposure to foreign currency	$ (3,386)	$ (1,223)